Form N-1A Cover	May 27, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	HARTFORD FUNDS EXCHANGE-TRADED TRUST
Entity Central Index Key	0001501825
Entity Investment Company Type	N-1A
Document Period End Date	May 27, 2026
Prospectus Date	May 27, 2026